Shareholder Report, Line Graph (Details) 1014048_Franklin Genomic Advancements ETF_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Feb. 25, 2020	Mar. 31, 2026
Franklin Genomic Advancements ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Genomic Advancements ETF (NAV)
Accumulated Value	$ 10,828	$ 13,152	$ 12,205	$ 14,854	$ 17,325	$ 9,032	$ 10,000	$ 13,301
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	$ 19,883	$ 18,545	$ 14,343	$ 15,689	$ 14,018	$ 8,625	$ 10,000	$ 23,479